UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09987
Investment Company Act File Number

Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Floating Rate Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.0%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.0%
	AWAS Capital, Inc.
8,935	Term Loan, 2.00%, Maturing March 22, 2013	$8,354,059
	Booz Allen Hamilton, Inc.
3,050	Term Loan, 6.00%, Maturing July 31, 2015	3,077,959
	CACI International, Inc.
4,209	Term Loan, 1.76%, Maturing May 3, 2011	4,190,395
	DAE Aviation Holdings, Inc.
2,845	Term Loan, 4.00%, Maturing July 31, 2014	2,683,829
2,916	Term Loan, 4.00%, Maturing July 31, 2014	2,750,963
	Evergreen International Aviation
11,040	Term Loan, 10.50%, Maturing October 31, 2011(2)	8,914,435
	Hawker Beechcraft Acquisition
18,908	Term Loan, 2.24%, Maturing March 26, 2014	14,369,912
1,238	Term Loan, 2.25%, Maturing March 26, 2014	940,610
	Hexcel Corp.
4,596	Term Loan, 6.50%, Maturing May 21, 2014	4,642,393
	IAP Worldwide Services, Inc.
3,334	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,909,012
	PGS Solutions, Inc.
1,920	Term Loan, 2.52%, Maturing February 14, 2013	1,794,935
	Spirit AeroSystems, Inc.
3,739	Term Loan, 2.00%, Maturing December 31, 2011	3,676,857
	TransDigm, Inc.
11,650	Term Loan, 2.25%, Maturing June 23, 2013	11,402,438
	Vought Aircraft Industries, Inc.
7,407	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	7,185,185
2,778	Term Loan, 7.50%, Maturing December 17, 2011	2,784,722
3,565	Term Loan, 7.50%, Maturing December 17, 2011	3,578,859
856	Term Loan, 7.50%, Maturing December 22, 2011	855,265
	Wesco Aircraft Hardware Corp.
7,114	Term Loan, 2.49%, Maturing September 29, 2013	6,882,780

		$90,994,608

Air Transport — 0.3%
	Delta Air Lines, Inc.
11,428	Term Loan, 2.17%, Maturing April 30, 2012	$10,047,120
5,403	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	4,704,007

		$14,751,127

Automotive — 4.0%
	Accuride Corp.
3,108	DIP Loan, 1.00%, Maturing September 30, 2013(3)	$3,164,594
13,264	Term Loan, Maturing January 31, 2012(4)	13,311,513
	Adesa, Inc.
17,648	Term Loan, 2.99%, Maturing October 18, 2013	17,200,900
	Allison Transmission, Inc.
16,149	Term Loan, Maturing September 30, 2014(4)	14,861,620
	Cooper Standard Automotive, Inc.
646	Revolving Loan, 7.00%, Maturing December 23, 2011	642,841
3,935	Term Loan, 7.00%, Maturing December 23, 2010	3,913,129
101	Term Loan, 2.75%, Maturing December 23, 2011	100,578
	Dayco Products, LLC
3,000	Term Loan, 1.14%, Maturing November 12, 2012(3)	3,068,400
500	Term Loan, 10.00%, Maturing November 12, 2012	490,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	1,000	Term Loan, 10.00%, Maturing November 12, 2012	$990,000
	1,961	Term Loan, 10.50%, Maturing November 13, 2014	1,842,984
	281	Term Loan, 12.50%, Maturing November 13, 2014(2)	264,563
		Federal-Mogul Corp.
	20,065	Term Loan, Maturing December 27, 2014(4)	17,055,066
	17,795	Term Loan, 2.17%, Maturing December 27, 2015	15,125,688
		Financiere Truck (Investissement)
EUR	1,313	Term Loan, 3.22%, Maturing February 15, 2012	1,242,000
		Ford Motor Co.
	10,000	Revolving Loan, 3.28%, Maturing December 15, 2013(3)	9,383,330
	14,405	Term Loan, 3.26%, Maturing December 15, 2013	13,507,689
	3,000	Term Loan, 3.26%, Maturing December 15, 2013	2,772,750
		Fraikin, Ltd.
GBP	1,612	Term Loan, 0.79%, Maturing February 15, 2012(3)	1,758,672
GBP	718	Term Loan, 2.99%, Maturing February 15, 2012(3)	783,091
		Goodyear Tire & Rubber Co.
	35,256	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	32,934,718
		HLI Operating Co., Inc.
EUR	425	Term Loan, 0.00%, Maturing May 30, 2014(5)	53,090
EUR	7,227	Term Loan, 0.00%, Maturing May 30, 2014(5)	901,827
		Keystone Automotive Operations, Inc.
	6,824	Term Loan, 3.75%, Maturing January 12, 2012	4,696,976
		Locafroid Services S.A.S.
EUR	309	Term Loan, 3.22%, Maturing February 15, 2012	292,356
		Tenneco Automotive, Inc.
	5,050	Term Loan, 5.73%, Maturing March 17, 2014	5,046,844
		TriMas Corp.
	894	Term Loan, 6.00%, Maturing August 2, 2011	866,938
	7,940	Term Loan, 6.00%, Maturing December 15, 2015	7,582,268
		TRW Automotive, Inc.
	3,500	Term Loan, 5.00%, Maturing May 30, 2016	3,507,658
		United Components, Inc.
	7,456	Term Loan, 2.25%, Maturing June 30, 2010	6,934,136

			$184,296,219

Beverage and Tobacco — 0.2%
		Culligan International Co.
	10,289	Term Loan, 2.49%, Maturing November 24, 2014	$8,323,583
		Southern Wine & Spirits of America, Inc.
	995	Term Loan, 5.50%, Maturing May 31, 2012	988,561
		Van Houtte, Inc.
	116	Term Loan, 2.75%, Maturing July 11, 2014	109,609
	848	Term Loan, 2.75%, Maturing July 11, 2014	803,802

			$10,225,555

Building and Development — 2.4%
		401 North Wabash Venture, LLC
	3,515	Term Loan, 10.98%, Maturing May 7, 2009(3)	$2,635,983
		AIMCO Properties, L.P.
	1,474	Term Loan, 1.74%, Maturing March 23, 2011	1,448,036
		Beacon Sales Acquisition, Inc.
	4,326	Term Loan, 2.25%, Maturing September 30, 2013	4,114,833
		Brickman Group Holdings, Inc.
	5,830	Term Loan, 2.25%, Maturing January 23, 2014	5,548,223
		Building Materials Corp. of America
	8,536	Term Loan, Maturing February 22, 2014(4)	8,372,006
		Contech Construction Products
	1,767	Term Loan, 2.24%, Maturing January 13, 2013	1,610,337
		Epco/Fantome, LLC
	9,030	Term Loan, 2.86%, Maturing November 23, 2010	8,307,600

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.39%, Maturing December 1, 2010(3)	$1,524,455
	11,784	Term Loan, 5.08%, Maturing December 1, 2010	11,430,699
		Lafarge Roofing
	1,585	Term Loan, 3.25%, Maturing July 16, 2014	1,240,259
EUR	2,847	Term Loan, 3.25%, Maturing July 16, 2014	3,088,808
EUR	1,843	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,673,523
		Materis
EUR	1,193	Term Loan, Maturing April 27, 2014(4)	1,285,864
EUR	1,290	Term Loan, Maturing April 27, 2015(4)	1,390,803
		Mueller Water Products, Inc.
	5,510	Term Loan, 5.25%, Maturing May 24, 2014	5,470,993
		NCI Building Systems, Inc.
	3,056	Term Loan, 8.00%, Maturing June 18, 2010	2,977,611
		November 2005 Land Investors
	610	Term Loan, 0.00%, Maturing May 9, 2011(5)	143,275
		Panolam Industries Holdings, Inc.
	4,016	Term Loan, 8.25%, Maturing December 31, 2013	3,654,639
		Re/Max International, Inc.
	8,478	Term Loan, 5.75%, Maturing December 17, 2012	8,498,916
		Realogy Corp.
	2,810	Term Loan, 3.23%, Maturing September 1, 2014	2,507,970
	10,437	Term Loan, 3.25%, Maturing September 1, 2014	9,315,309
		Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 25, 2016	3,656,803
		South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	3,517,857
		Standard Pacific Corp.
	4,680	Term Loan, 2.02%, Maturing May 5, 2013	4,001,400
		WCI Communities, Inc.
	3,702	Term Loan, 10.00%, Maturing September 3, 2014(2)	3,424,182
	8,876	Term Loan, 10.07%, Maturing September 3, 2014	8,876,063

			$109,716,447

Business Equipment and Services — 7.7%
		Activant Solutions, Inc.
	8,113	Term Loan, 2.29%, Maturing May 1, 2013	$7,758,513
		Acxiom Corp.
	8,816	Term Loan, 3.25%, Maturing March 15, 2015	8,793,939
		Affiliated Computer Services
	5,856	Term Loan, 2.23%, Maturing March 20, 2013	5,840,997
	10,011	Term Loan, 2.23%, Maturing March 20, 2013	9,985,259
		Affinion Group, Inc.
	5,000	Revolving Loan, 0.62%, Maturing October 17, 2011(3)	4,350,000
	16,134	Term Loan, 2.73%, Maturing October 17, 2012	15,710,032
		Education Management, LLC
	11,272	Term Loan, 2.06%, Maturing June 1, 2013	10,847,696
		Info USA, Inc.
	810	Term Loan, 2.01%, Maturing February 14, 2012	786,541
	1,785	Term Loan, 2.01%, Maturing February 14, 2012	1,732,553
		Intergraph Corp.
	3,350	Term Loan, 2.26%, Maturing May 29, 2014	3,288,814
		iPayment, Inc.
	11,663	Term Loan, 2.24%, Maturing May 10, 2013	11,021,375
		Kronos, Inc.
	10,282	Term Loan, 2.25%, Maturing June 11, 2014	9,789,068
		Language Line, Inc.
	12,325	Term Loan, 5.50%, Maturing October 30, 2015	12,386,625

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mitchell International, Inc.
	1,985	Term Loan, 2.31%, Maturing March 28, 2014	$1,836,669
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	1,245,000
		N.E.W. Holdings I, LLC
	8,875	Term Loan, 2.73%, Maturing May 22, 2014	8,506,330
		Protection One, Inc.
	1,465	Term Loan, 2.48%, Maturing March 31, 2012	1,406,677
	8,304	Term Loan, 4.48%, Maturing March 31, 2014	7,989,502
		Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,702,000
	13,369	Term Loan, 2.25%, Maturing March 31, 2013	12,974,432
		Sabre, Inc.
	35,770	Term Loan, Maturing September 30, 2014(4)	32,063,596
		Safenet, Inc.
	3,900	Term Loan, 2.73%, Maturing April 12, 2014	3,744,000
		Serena Software, Inc.
	7,061	Term Loan, 2.26%, Maturing March 10, 2013	6,548,740
		Sitel (Client Logic)
EUR	941	Term Loan, 5.93%, Maturing January 29, 2014	1,082,934
	11,738	Term Loan, Maturing January 29, 2014(4)	10,857,610
		Solera Holdings, LLC
	3,746	Term Loan, 2.06%, Maturing May 15, 2014	3,668,266
EUR	2,961	Term Loan, 2.44%, Maturing May 15, 2014	3,951,677
		SunGard Data Systems, Inc.
	7,401	Term Loan, 1.98%, Maturing February 11, 2013	7,173,350
	3,432	Term Loan, 6.75%, Maturing February 28, 2014	3,471,025
	42,427	Term Loan, 3.90%, Maturing February 28, 2016	41,825,999
		Ticketmaster
	7,771	Term Loan, 7.00%, Maturing July 22, 2014	7,732,571
		Transaction Network Services, Inc.
	2,385	Term Loan, 2.00%, Maturing March 28, 2014	2,405,481
		Travelport, LLC
	10,725	Term Loan, 2.74%, Maturing August 23, 2013	10,309,406
	17,549	Term Loan, 2.74%, Maturing August 23, 2013	16,825,131
	5,441	Term Loan, 2.75%, Maturing August 23, 2013	5,216,109
EUR	2,106	Term Loan, 2.89%, Maturing August 23, 2013	2,819,959
	2,487	Term Loan, 10.50%, Maturing August 23, 2013	2,499,937
		Valassis Communications, Inc.
	733	Term Loan, 2.01%, Maturing March 2, 2014	715,110
	4,347	Term Loan, 2.01%, Maturing March 2, 2014	4,238,356
		VWR International, Inc.
	16,592	Term Loan, 2.73%, Maturing June 28, 2013	15,492,430
		West Corp.
	12,135	Term Loan, 2.61%, Maturing October 24, 2013	11,705,813
	17,626	Term Loan, 4.11%, Maturing July 15, 2016	17,485,429

			$357,784,951

Cable and Satellite Television — 6.9%
		Atlantic Broadband Finance, LLC
	9,379	Term Loan, 6.75%, Maturing June 8, 2013	$9,398,079
	349	Term Loan, 2.51%, Maturing September 1, 2013	343,127
		Bresnan Broadband Holdings, LLC
	1,489	Term Loan, 2.25%, Maturing March 29, 2014	1,452,771
	15,435	Term Loan, 2.27%, Maturing March 29, 2014	15,061,850
		Cequel Communications, LLC
	33,547	Term Loan, 2.25%, Maturing November 5, 2013	32,028,225
		Charter Communications Operating, Inc.
	48,097	Term Loan, 2.26%, Maturing April 28, 2013	44,867,444

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CSC Holdings, Inc.
	14,729	Term Loan, 2.00%, Maturing March 29, 2013	$14,389,234
	1,477	Term Loan, 2.00%, Maturing March 29, 2016	1,460,614
		CW Media Holdings, Inc.
	4,949	Term Loan, 3.50%, Maturing February 15, 2015	4,635,394
		DirectTV Holdings, LLC
	1,970	Term Loan, 5.25%, Maturing April 13, 2013	1,981,081
		Foxco Acquisition Sub., LLC
	5,520	Term Loan, 7.50%, Maturing July 2, 2015	5,264,731
		Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.25%, Maturing April 6, 2014	25,452,761
		MCC Iowa, LLC
	212	Term Loan, 1.71%, Maturing March 31, 2010	210,940
	7,636	Term Loan, 1.96%, Maturing January 31, 2015	7,235,191
	7,760	Term Loan, 1.96%, Maturing January 31, 2015	7,352,600
		Mediacom Illinois, LLC
	1,560	Term Loan, 1.46%, Maturing September 30, 2012	1,493,700
	14,139	Term Loan, 1.96%, Maturing January 31, 2015	13,388,038
	2,993	Term Loan, 5.50%, Maturing March 31, 2017	3,008,211
		NTL Investment Holdings, Ltd.
GBP	3,500	Term Loan - Second Lien, 3.58%, Maturing March 30, 2013	5,296,834
		ProSiebenSat.1 Media AG
EUR	2,083	Term Loan, Maturing June 26, 2014(4)	2,514,950
EUR	1,917	Term Loan, Maturing July 2, 2014(4)	2,313,533
EUR	2,020	Term Loan, 3.34%, Maturing March 2, 2015	2,070,238
EUR	739	Term Loan, 2.59%, Maturing June 26, 2015	911,519
EUR	16,816	Term Loan, 2.59%, Maturing June 26, 2015	20,730,580
EUR	2,020	Term Loan, 3.59%, Maturing March 2, 2016	2,070,238
		UPC Broadband Holding B.V.
	7,083	Term Loan, 2.18%, Maturing December 31, 2014	6,815,476
	7,842	Term Loan, Maturing December 31, 2016(4)	7,726,779
EUR	21,765	Term Loan, Maturing December 31, 2016(4)	28,543,998
EUR	10,790	Term Loan, 4.99%, Maturing December 31, 2017	14,200,015
		Virgin Media Investment Holding
GBP	2,000	Term Loan, Maturing March 2, 2012(4)	3,186,014
	6,345	Term Loan, 3.75%, Maturing March 30, 2012	6,344,561
GBP	2,224	Term Loan, 4.40%, Maturing March 30, 2012	3,518,771
GBP	3,638	Term Loan, 4.40%, Maturing March 30, 2012	5,755,296
GBP	1,130	Term Loan, 4.43%, Maturing March 30, 2012	1,787,949
		YPSO Holding SA
EUR	3,159	Term Loan, 4.43%, Maturing July 28, 2014	3,814,191
EUR	5,155	Term Loan, 4.43%, Maturing July 28, 2014(2)	6,223,155
EUR	8,186	Term Loan, 4.43%, Maturing July 28, 2014(2)	9,883,441

			$322,731,529

Chemicals and Plastics — 4.8%
		Arizona Chemical, Inc.
EUR	2,567	Term Loan, 2.82%, Maturing February 28, 2013	$3,416,322
		Ashland, Inc.
	3,256	Term Loan, 6.00%, Maturing May 20, 2014	3,267,738
	1,276	Term Loan, 7.65%, Maturing November 20, 2014	1,294,179
		Brenntag Holding GmbH and Co. KG
	8,789	Term Loan, 1.99%, Maturing December 23, 2013	8,613,172
	3,477	Term Loan, 2.01%, Maturing December 23, 2013	3,407,367
EUR	3,434	Term Loan, 2.59%, Maturing December 23, 2013	4,697,189
	2,088	Term Loan, 2.00%, Maturing January 20, 2014	2,046,665
EUR	230	Term Loan - Second Lien, 5.02%, Maturing June 23, 2015	311,761
EUR	770	Term Loan - Second Lien, 5.02%, Maturing June 23, 2015	1,044,037
		British Vita UK, Ltd.
EUR	1,210	Term Loan, 5.78%, Maturing June 30, 2014(2)	1,299,726

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Celanese Holdings, LLC
	10,176	Term Loan, 1.98%, Maturing April 2, 2014	$9,832,373
	13,398	Term Loan, 2.00%, Maturing April 2, 2014	12,935,334
		Cognis GmbH
EUR	1,249	Term Loan, 2.71%, Maturing September 15, 2013	1,684,622
EUR	4,276	Term Loan, 2.71%, Maturing September 15, 2013	5,769,912
		Columbian Chemicals Acquisition
	8,627	Term Loan, 6.31%, Maturing March 16, 2013	8,066,423
		Ferro Corp.
	9,829	Term Loan, 6.25%, Maturing June 6, 2012	9,656,509
		Hexion Specialty Chemicals, Inc.
EUR	1,102	Term Loan, 2.95%, Maturing May 5, 2012	1,386,832
	9,600	Term Loan, 2.25%, Maturing May 5, 2013	8,064,000
	3,285	Term Loan, 2.56%, Maturing May 5, 2013	3,128,047
	15,123	Term Loan, 2.56%, Maturing May 5, 2013	14,401,959
	2,475	Term Loan, 2.75%, Maturing May 5, 2013	2,376,041
	975	Term Loan, 2.56%, Maturing June 15, 2014	909,188
		Huntsman International, LLC
	7,500	Revolving Loan, 0.92%, Maturing August 16, 2010(3)	6,890,625
	18,328	Term Loan, 2.00%, Maturing August 16, 2012	17,565,745
		INEOS Group
EUR	2,881	Term Loan, 5.52%, Maturing December 14, 2011	3,740,081
EUR	149	Term Loan, 7.52%, Maturing December 14, 2011	193,024
EUR	149	Term Loan, 10.25%, Maturing December 14, 2011	193,023
EUR	2,882	Term Loan, 10.25%, Maturing December 14, 2011	3,741,398
	3,405	Term Loan, 9.00%, Maturing December 14, 2012	3,242,852
	10,865	Term Loan, Maturing December 14, 2013(4)	10,134,587
	10,865	Term Loan, Maturing December 14, 2014(4)	10,134,587
		ISP Chemco, Inc.
	8,494	Term Loan, 2.00%, Maturing June 4, 2014	8,103,969
		Kranton Polymers, LLC
	10,985	Term Loan, 2.25%, Maturing May 12, 2013	10,545,341
		MacDermid, Inc.
	3,071	Term Loan, 2.23%, Maturing April 12, 2014	2,725,755
		Millenium Inorganic Chemicals
	6,628	Term Loan, 2.50%, Maturing April 30, 2014	6,263,256
		Momentive Performance Material
	4,850	Term Loan, 2.56%, Maturing December 4, 2013	4,509,491
		Nalco Co.
	2,000	Term Loan, 1.98%, Maturing May 6, 2016	1,982,500
	3,035	Term Loan, 6.50%, Maturing May 6, 2016	3,084,823
		Rockwood Specialties Group, Inc.
EUR	653	Term Loan, 5.00%, Maturing July 30, 2011	891,719
	19,474	Term Loan, 6.00%, Maturing May 15, 2014	19,668,770

			$221,220,942

Clothing/Textiles — 0.2%
		Hanesbrands, Inc.
	6,675	Term Loan, 5.25%, Maturing December 10, 2015	$6,772,342
		St. John Knits International, Inc.
	3,861	Term Loan, 9.25%, Maturing March 23, 2012	3,571,624

			$10,343,966

Conglomerates — 2.5%
		Amsted Industries, Inc.
	9,994	Term Loan, 2.25%, Maturing October 15, 2010	$9,582,040
	6,735	Term Loan, 2.26%, Maturing April 5, 2013	6,457,430
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,595	Term Loan, 4.24%, Maturing July 13, 2015	3,168,366
GBP	659	Term Loan, 4.55%, Maturing July 13, 2015	935,855

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,595	Term Loan, 4.74%, Maturing July 13, 2015	$3,168,367
GBP	659	Term Loan, 5.05%, Maturing July 13, 2015	935,855
		Gentek Holding, LLC
	2,125	Term Loan, 7.00%, Maturing October 29, 2014	2,150,500
		Jarden Corp.
	2,273	Term Loan, 2.00%, Maturing January 24, 2012	2,249,222
	5,527	Term Loan, 2.00%, Maturing January 24, 2012	5,493,633
	1,007	Term Loan, 2.75%, Maturing January 24, 2012	1,002,794
		Johnson Diversey, Inc.
	5,125	Term Loan, 5.50%, Maturing November 24, 2015	5,201,875
		Manitowoc Company, Inc. (The)
	13,775	Term Loan, 7.50%, Maturing August 21, 2014	13,743,517
		Polymer Group, Inc.
	1,676	Term Loan, 2.49%, Maturing November 22, 2012	1,638,295
	14,060	Term Loan, 7.00%, Maturing November 22, 2014	14,218,253
		RBS Global, Inc.
	5,536	Term Loan, 2.50%, Maturing July 19, 2013	5,153,359
	19,195	Term Loan, 2.79%, Maturing July 19, 2013	18,162,826
		RGIS Holdings, LLC
	14,578	Term Loan, 2.74%, Maturing April 30, 2014	13,557,213
	729	Term Loan, 2.75%, Maturing April 30, 2014	677,861
		US Investigations Services, Inc.
	2,932	Term Loan, 3.25%, Maturing February 21, 2015	2,692,257
		Vertrue, Inc.
	4,449	Term Loan, 3.26%, Maturing August 16, 2014	3,559,140

			$113,748,658

Containers and Glass Products — 2.9%
		Berry Plastics Corp.
	20,340	Term Loan, 2.25%, Maturing April 3, 2015	$18,446,132
		Celanese AG
EUR	973	Term Loan, 2.45%, Maturing April 6, 2011	1,310,447
		Consolidated Container Co.
	5,806	Term Loan, 2.50%, Maturing March 28, 2014	5,350,811
		Crown Americas, Inc.
	1,392	Term Loan, 1.98%, Maturing November 15, 2012	1,380,400
	4,654	Term Loan, 1.98%, Maturing November 15, 2012	4,615,259
EUR	4,320	Term Loan, 2.19%, Maturing November 15, 2012	5,735,115
		Graham Packaging Holdings Co.
	4,789	Term Loan, 2.50%, Maturing October 7, 2011	4,760,704
	19,047	Term Loan, 6.75%, Maturing April 5, 2014	19,248,321
		Graphic Packaging International, Inc.
	24,543	Term Loan, 2.25%, Maturing May 16, 2014	23,891,374
	3,070	Term Loan, 3.00%, Maturing May 16, 2014	3,024,472
		JSG Acquisitions
EUR	1,069	Term Loan, 3.97%, Maturing December 31, 2014	1,474,767
EUR	1,060	Term Loan, 4.11%, Maturing December 31, 2014	1,462,526
		OI European Group B.V.
EUR	11,939	Term Loan, 1.95%, Maturing June 14, 2013	16,000,968
		Owens-Brockway Glass Container
	4,054	Term Loan, 1.73%, Maturing June 14, 2013	3,968,910
		Reynolds Group Holdings, Inc.
	6,000	Term Loan, 6.25%, Maturing November 5, 2015	6,089,250
		Smurfit-Stone Container Corp.
	7,929	Revolving Loan, 2.84%, Maturing July 28, 2010	7,929,373
	2,632	Revolving Loan, 3.06%, Maturing July 28, 2010	2,631,856
	1,033	Term Loan, 2.50%, Maturing November 1, 2011	1,026,793
	1,813	Term Loan, 2.50%, Maturing November 1, 2011	1,800,482

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,416	Term Loan, 2.50%, Maturing November 1, 2011	$3,396,111
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,582,109

			$135,126,180

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,373	Term Loan, 2.75%, Maturing July 31, 2013	$3,190,539
		Bausch & Lomb, Inc.
	905	Term Loan, 3.50%, Maturing April 30, 2015	877,216
	5,728	Term Loan, 3.50%, Maturing April 30, 2015	5,550,420
		Prestige Brands, Inc.
	4,795	Term Loan, 4.50%, Maturing April 7, 2011	4,746,764

			$14,364,939

Drugs — 0.6%
		Graceway Pharmaceuticals, LLC
	15,242	Term Loan, 2.98%, Maturing May 3, 2012	$12,701,969
		Pharmaceutical Holdings Corp.
	1,942	Term Loan, 3.51%, Maturing January 30, 2012	1,845,354
		Warner Chilcott Corp.
	4,562	Term Loan, 5.50%, Maturing October 30, 2014	4,580,968
	2,281	Term Loan, 5.75%, Maturing April 30, 2015	2,289,481
	5,018	Term Loan, 5.75%, Maturing April 30, 2015	5,036,858
	3,200	Term Loan, Maturing April 30, 2015(4)	3,212,880

			$29,667,510

Ecological Services and Equipment — 0.6%
		Big Dumpster Merger Sub, Inc.
	668	Term Loan, 2.49%, Maturing February 5, 2013	$523,552
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.68%, Maturing April 1, 2015	2,617,710
		Environmental Systems Products Holdings, Inc.
	405	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	371,009
		Kemble Water Structure, Ltd.
GBP	13,150	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	17,131,537
		Sensus Metering Systems, Inc.
	7,372	Term Loan, 6.99%, Maturing June 3, 2013	7,399,823
		Wastequip, Inc.
	281	Term Loan, 2.49%, Maturing February 5, 2013	220,443

			$28,264,074

Electronics/Electrical — 3.2%
		Aspect Software, Inc.
	6,575	Term Loan, Maturing July 11, 2011(4)	$6,312,392
		Fairchild Semiconductor Corp.
	9,142	Term Loan, 1.75%, Maturing June 26, 2013	8,725,027
		FCI International S.A.S.
	331	Term Loan, 3.62%, Maturing November 1, 2013	309,836
	552	Term Loan, 3.62%, Maturing November 1, 2013	516,792
	552	Term Loan, 3.62%, Maturing November 1, 2013	516,792
	573	Term Loan, 3.62%, Maturing November 1, 2013	536,802
	992	Term Loan, 4.41%, Maturing November 1, 2013	929,363
		Freescale Semiconductor, Inc.
	29,738	Term Loan, 1.98%, Maturing December 1, 2013	26,767,288
		Infor Enterprise Solutions Holdings
EUR	2,910	Term Loan, 3.39%, Maturing July 28, 2012	3,681,675
	7,154	Term Loan, 3.99%, Maturing July 28, 2012	6,707,261
	19,274	Term Loan, 3.99%, Maturing July 28, 2012	18,068,949
		Network Solutions, LLC
	8,682	Term Loan, 2.51%, Maturing March 7, 2014	7,867,923

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Open Solutions, Inc.
	10,106	Term Loan, 2.38%, Maturing January 23, 2014	$9,003,109
		Sensata Technologies Finance Co.
	18,435	Term Loan, 2.00%, Maturing April 27, 2013	16,793,248
		Spectrum Brands, Inc.
	1,343	Term Loan, Maturing March 30, 2013(4)	1,342,818
	26,030	Term Loan, Maturing March 30, 2013(4)	26,030,486
		SS&C Technologies, Inc.
	3,020	Term Loan, 2.25%, Maturing November 23, 2012	2,898,887
		Vertafore, Inc.
	1,961	Term Loan, 7.50%, Maturing July 31, 2014	1,951,058
	12,185	Term Loan, Maturing July 31, 2014(4)	11,727,751

			$150,687,457

Equipment Leasing — 0.0%
		Hertz Corp.
	835	Term Loan, 2.00%, Maturing December 21, 2012	$815,075
	8	Term Loan, 2.01%, Maturing December 21, 2012	7,711

			$822,786

Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	3,585	Term Loan, 5.50%, Maturing December 16, 2012	$3,552,321
		Central Garden & Pet Co.
	9,816	Term Loan, 1.74%, Maturing February 28, 2014	9,325,075

			$12,877,396

Financial Intermediaries — 1.7%
		Asset Acceptence Capital Corp.
	1,436	Term Loan, 3.52%, Maturing June 5, 2013	$1,392,747
		Citco III, Ltd.
	9,877	Term Loan, 4.43%, Maturing June 30, 2014	9,580,529
		E.A. Viner International Co.
	390	Term Loan, 4.76%, Maturing July 31, 2013	372,488
		First Data Corp.
	3,990	Term Loan, 3.00%, Maturing September 24, 2014	3,459,209
	3,496	Term Loan, Maturing September 24, 2014(4)	3,021,764
	4,995	Term Loan, Maturing September 24, 2014(4)	4,330,647
		Grosvenor Capital Management
	5,679	Term Loan, 2.25%, Maturing December 5, 2013	5,167,981
		Jupiter Asset Management Group
GBP	3,644	Term Loan, 2.74%, Maturing June 30, 2015	5,500,360
		Lender Processing Services, Inc.
	5,027	Term Loan, 2.73%, Maturing July 2, 2014	5,031,593
		LPL Holdings, Inc.
	26,537	Term Loan, 2.00%, Maturing December 18, 2014	25,398,535
		Nuveen Investments, Inc.
	8,977	Term Loan, 3.29%, Maturing November 2, 2014	7,946,510
		Oxford Acquisition III, Ltd.
	7,203	Term Loan, Maturing May 24, 2014(4)	6,795,090
		RJO Holdings Corp. (RJ O’Brien)
	4,023	Term Loan, 5.24%, Maturing July 31, 2014(2)	2,675,532

			$80,672,985

Food Products — 2.9%
		Acosta, Inc.
	16,869	Term Loan, 2.49%, Maturing July 28, 2013	$16,109,831
		Advantage Sales & Marketing, Inc.
	16,440	Term Loan, 2.26%, Maturing March 29, 2013	15,714,339

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		American Seafoods Group, LLC
	1,930	Term Loan, 4.00%, Maturing September 30, 2012	$1,878,406
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.52%, Maturing December 31, 2013	5,456,883
GBP	2,500	Term Loan - Second Lien, 5.25%, Maturing June 30, 2015	3,731,501
		Dean Foods Co.
	26,463	Term Loan, 1.64%, Maturing April 2, 2014	25,746,102
		Dole Food Company, Inc.
	2,513	Term Loan, 7.89%, Maturing April 12, 2013	2,542,443
	2,318	Term Loan, 8.00%, Maturing April 12, 2013	2,344,448
	7,392	Term Loan, 8.00%, Maturing April 12, 2013	7,476,824
		Mafco Worldwide Corp.
	683	Term Loan, 2.24%, Maturing December 8, 2011	659,440
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.79%, Maturing April 2, 2013(3)	3,720,000
	30,880	Term Loan, 2.98%, Maturing April 2, 2014	29,321,672
	6,325	Term Loan, 7.50%, Maturing April 2, 2014	6,388,250
		Reddy Ice Group, Inc.
	14,335	Term Loan, Maturing August 9, 2012(4)	13,486,841

			$134,576,980

Food Service — 2.5%
		AFC Enterprises, Inc.
	1,493	Term Loan, 7.00%, Maturing May 11, 2011	$1,503,953
		Aramark Corp.
	970	Term Loan, 2.13%, Maturing January 26, 2014	917,863
	46,920	Term Loan, 2.13%, Maturing January 26, 2014	45,043,282
	3,167	Term Loan, 2.14%, Maturing January 26, 2014	3,040,754
		Buffets, Inc.
	4,244	Term Loan, 18.00%, Maturing April 30, 2012	4,329,100
	1,078	Term Loan, 7.50%, Maturing November 1, 2013(2)	959,843
	4,812	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(2)	4,283,056
		CBRL Group, Inc.
	3,836	Term Loan, 1.79%, Maturing April 27, 2013	3,709,683
	369	Term Loan, 1.79%, Maturing April 27, 2013	356,663
	2,318	Term Loan, 2.79%, Maturing April 27, 2016	2,255,428
	223	Term Loan, 2.79%, Maturing April 27, 2016	216,848
		JRD Holdings, Inc.
	2,775	Term Loan, 2.50%, Maturing June 26, 2014	2,691,726
		Maine Beverage Co., LLC
	1,778	Term Loan, 2.00%, Maturing June 30, 2010	1,679,906
		OSI Restaurant Partners, LLC
	1,539	Term Loan, Maturing May 9, 2013(4)	1,389,358
	17,616	Term Loan, Maturing May 9, 2014(4)	15,904,078
		QCE Finance, LLC
	8,871	Term Loan, 2.56%, Maturing May 5, 2013	7,639,834
		Sagittarius Restaurants, LLC
	4,276	Term Loan, 9.75%, Maturing March 29, 2013	4,169,160
		Selecta
CHF	18,405	Term Loan, 3.22%, Maturing June 28, 2015	13,794,528
		SSP Financing, Ltd.
	2,834	Term Loan, 1.00%, Maturing December 17, 2016	921,125
	5,115	Term Loan, 1.29%, Maturing December 17, 2016	3,452,913

			$118,259,101

Food/Drug Retailers — 2.3%
		General Nutrition Centers, Inc.
	21,524	Term Loan, 2.51%, Maturing September 16, 2013	20,743,624

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Pantry, Inc. (The)
	62	Term Loan, 1.74%, Maturing May 15, 2014	$58,560
	6,689	Term Loan, 1.74%, Maturing May 15, 2014	6,363,210
		Rite Aid Corp.
	35,532	Term Loan, Maturing June 1, 2014(4)	31,919,699
	13,917	Term Loan, 6.00%, Maturing June 4, 2014	13,217,826
	11,500	Term Loan, 9.50%, Maturing June 4, 2014	12,060,625
		Roundy’s Supermarkets, Inc.
	24,355	Term Loan, 6.25%, Maturing November 3, 2013	24,293,952

			$108,657,496

Forest Products — 1.3%
		Appleton Papers, Inc.
	10,951	Term Loan, 6.70%, Maturing June 5, 2014	$10,868,996
		Georgia-Pacific Corp.
	3,484	Term Loan, 2.23%, Maturing December 20, 2012	3,421,726
	35,733	Term Loan, 2.26%, Maturing December 20, 2012	35,094,716
	8,346	Term Loan, 3.50%, Maturing December 23, 2014	8,353,736

			$57,739,174

Health Care — 9.3%
		1-800 Contacts, Inc.
	3,980	Term Loan, 7.70%, Maturing March 4, 2015	$3,860,503
		Alliance Healthcare Services
	7,400	Term Loan, 5.50%, Maturing June 1, 2016	7,376,105
		American Medical Systems
	3,239	Term Loan, 2.50%, Maturing July 20, 2012	3,149,565
		AMR HoldCo, Inc.
	5,339	Term Loan, 2.23%, Maturing February 10, 2012	5,179,244
		Biomet, Inc.
	18,004	Term Loan, 3.25%, Maturing December 26, 2014	17,593,414
EUR	2,907	Term Loan, 3.55%, Maturing December 26, 2014	3,998,802
		Cardinal Health 409, Inc.
	15,520	Term Loan, 2.48%, Maturing April 10, 2014	14,200,851
		Carestream Health, Inc.
	15,282	Term Loan, 2.23%, Maturing April 30, 2013	14,522,770
		Carl Zeiss Vision Holding GmbH
EUR	8,371	Term Loan, 2.93%, Maturing March 23, 2015	8,965,988
		Community Health Systems, Inc.
	2,135	Term Loan, 2.51%, Maturing July 25, 2014	2,021,077
	60,727	Term Loan, 2.51%, Maturing July 25, 2014	57,477,756
		Concentra, Inc.
	6,842	Term Loan, 2.51%, Maturing June 25, 2014	6,448,930
		Convatec Cidron Healthcare
EUR	2,000	Term Loan, Maturing July 30, 2016(4)	2,748,302
		CRC Health Corp.
	1,872	Term Loan, 2.50%, Maturing February 6, 2013	1,757,376
	3,773	Term Loan, 2.50%, Maturing February 6, 2013	3,542,138
		Dako EQT Project Delphi
	1,568	Term Loan, 2.38%, Maturing June 12, 2016	1,403,630
EUR	3,099	Term Loan, 2.83%, Maturing June 12, 2016	3,877,243
		DaVita, Inc.
	13,754	Term Loan, 1.74%, Maturing October 5, 2012	13,473,795
		DJO Finance, LLC
	4,479	Term Loan, 3.23%, Maturing May 15, 2014	4,356,282
		Fenwal, Inc.
	509	Term Loan, 2.51%, Maturing February 28, 2014	444,495
	2,968	Term Loan, 2.51%, Maturing February 28, 2014	2,593,628
		Fresenius Medical Care Holdings
	6,613	Term Loan, 1.63%, Maturing March 31, 2013	6,473,736

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Hanger Orthopedic Group, Inc.
	3,293	Term Loan, 2.24%, Maturing May 30, 2013	$3,221,325
		HCA, Inc.
	56,481	Term Loan, 2.50%, Maturing November 18, 2013	53,797,837
		Health Management Association, Inc.
	26,214	Term Loan, Maturing February 28, 2014(4)	24,950,782
		HealthSouth Corp.
	3,593	Term Loan, 2.51%, Maturing March 10, 2013	3,512,559
	5,000	Term Loan, 2.65%, Maturing March 10, 2013	4,650,000
	2,958	Term Loan, 4.01%, Maturing March 15, 2014	2,935,966
		Iasis Healthcare, LLC
	30	Term Loan, 2.23%, Maturing March 14, 2014	28,509
	110	Term Loan, 2.23%, Maturing March 14, 2014	105,304
	318	Term Loan, 2.23%, Maturing March 14, 2014	304,279
		Ikaria Acquisition, Inc.
	4,401	Term Loan, 2.49%, Maturing March 28, 2013	4,147,034
		IM U.S. Holdings, LLC
	6,503	Term Loan, 2.24%, Maturing June 26, 2014	6,226,627
		inVentiv Health, Inc.
	7,883	Term Loan, 2.01%, Maturing July 6, 2014	7,501,872
		LifePoint Hospitals, Inc.
	11,291	Term Loan, 1.89%, Maturing April 15, 2012	11,097,201
		MultiPlan Merger Corp.
	4,705	Term Loan, 2.73%, Maturing April 12, 2013	4,503,043
	3,215	Term Loan, 2.75%, Maturing April 12, 2013	3,076,523
		Mylan, Inc.
	12,866	Term Loan, 3.55%, Maturing October 2, 2014	12,739,069
		National Mentor Holdings, Inc.
	537	Term Loan, 2.15%, Maturing June 29, 2013	486,079
	8,754	Term Loan, 2.26%, Maturing June 29, 2013	7,922,058
		Nyco Holdings
EUR	6,019	Term Loan, 2.85%, Maturing December 29, 2014	8,041,795
	8,061	Term Loan, Maturing December 29, 2014(4)	7,652,633
EUR	6,019	Term Loan, 3.60%, Maturing December 29, 2015	8,041,795
	8,061	Term Loan, Maturing December 29, 2015(4)	7,652,633
		Psychiatric Solutions, Inc.
	952	Term Loan, 2.09%, Maturing May 31, 2014	920,505
		RadNet Management, Inc.
	7,445	Term Loan, 4.51%, Maturing November 15, 2012	7,184,176
		ReAble Therapeutics Finance, LLC
	8,854	Term Loan, 2.26%, Maturing November 16, 2013	8,665,369
		RehabCare Group, Inc.
	5,200	Term Loan, 6.00%, Maturing November 20, 2015	5,223,400
		Select Medical Holdings Corp.
	950	Revolving Loan, 0.70%, Maturing February 24, 2010(3)	855,000
	1,046	Term Loan, 4.02%, Maturing August 5, 2014	1,033,961
	8,735	Term Loan, Maturing August 5, 2014(4)	8,626,251
		Sunrise Medical Holdings, Inc.
	3,534	Term Loan, 8.25%, Maturing May 13, 2010	2,933,317
		TZ Merger Sub., Inc. (TriZetto)
	4,962	Term Loan, 7.50%, Maturing July 24, 2015	4,995,395
		Vanguard Health Holding Co., LLC
	11,554	Term Loan, 2.49%, Maturing September 23, 2011	11,564,629
	9,800	Term Loan, Maturing January 29, 2016(4)	9,847,775
		Viant Holdings, Inc.
	1,783	Term Loan, 2.51%, Maturing June 25, 2014	1,756,518

			$431,666,849

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Home Furnishings — 0.6%
		Dometic Corp.
	914	Term Loan, 1.51%, Maturing December 31, 2014	$763,431
	2,057	Term Loan, 1.51%, Maturing December 31, 2014	1,311,433
	1,029	Term Loan, 3.76%, Maturing December 31, 2014(2)	370,287
		Hunter Fan Co.
	3,612	Term Loan, 2.74%, Maturing April 16, 2014	2,901,808
		Interline Brands, Inc.
	1,149	Term Loan, 1.98%, Maturing June 23, 2013	1,062,864
	5,583	Term Loan, 2.00%, Maturing June 23, 2013	5,164,318
		National Bedding Co., LLC
	12,526	Term Loan, 2.30%, Maturing August 31, 2011	12,087,171
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,338,750
		Oreck Corp.
	4,164	Term Loan, 0.00%, Maturing February 2, 2012(5)(7)	1,495,021
		Simmons Co.
	2,726	Term Loan, 7.35%, Maturing February 15, 2012(2)	17,036

			$26,512,119

Industrial Equipment — 2.3%
		Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 0.00%, Maturing December 27, 2010(3)	$4,116,388
GBP	881	Term Loan, 3.10%, Maturing December 27, 2010	1,360,049
EUR	500	Term Loan, 3.50%, Maturing June 13, 2011	667,686
EUR	500	Term Loan, 4.50%, Maturing June 13, 2012	667,686
		Brand Energy and Infrastructure Services, Inc.
	9,934	Term Loan, 2.56%, Maturing February 7, 2014	9,350,811
		CEVA Group PLC U.S.
	329	Term Loan, 3.23%, Maturing January 4, 2014	289,003
	40	Term Loan, 3.25%, Maturing January 4, 2014	35,667
EUR	638	Term Loan, 3.43%, Maturing January 4, 2014	793,892
EUR	1,083	Term Loan, 3.43%, Maturing January 4, 2014	1,348,119
EUR	1,331	Term Loan, 3.43%, Maturing January 4, 2014	1,656,846
EUR	1,136	Term Loan, 3.71%, Maturing January 4, 2014	1,413,354
		EPD Holdings (Goodyear Engineering Products)
	2,355	Term Loan, 2.74%, Maturing July 13, 2014	2,021,284
	12,897	Term Loan, 2.74%, Maturing July 13, 2014	11,071,085
	2,000	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	1,510,000
		Flowserve Corp.
	3,552	Term Loan, 1.81%, Maturing August 10, 2012	3,512,371
		Generac Acquisition Corp.
	9,694	Term Loan, 2.75%, Maturing November 7, 2013	9,015,824
		Gleason Corp.
	1,518	Term Loan, 2.00%, Maturing June 30, 2013	1,487,695
	1,941	Term Loan, 2.00%, Maturing June 30, 2013	1,901,922
		Jason, Inc.
	1,736	Term Loan, 5.99%, Maturing April 30, 2010	1,136,900
		John Maneely Co.
	17,544	Term Loan, 3.50%, Maturing December 8, 2013	16,848,426
		KION Group GmbH
EUR	500	Term Loan, 2.69%, Maturing December 23, 2014(2)	544,943
	7,750	Term Loan, Maturing December 23, 2014(4)	5,990,750
EUR	500	Term Loan, 2.98%, Maturing December 23, 2015(2)	544,943
	7,750	Term Loan, Maturing December 23, 2015(4)	5,990,750
		Polypore, Inc.
	2,000	Revolving Loan, 0.56%, Maturing July 3, 2013(3)	1,800,000
	16,969	Term Loan, 2.49%, Maturing July 3, 2014	16,247,442
EUR	1,087	Term Loan, 2.64%, Maturing July 3, 2014	1,408,687

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TFS Acquisition Corp.
4,457	Term Loan, 14.00%, Maturing August 11, 2013(2)	$3,420,984

		$106,153,507

Insurance — 1.7%
	Alliant Holdings I, Inc.
8,944	Term Loan, Maturing August 21, 2014(4)	$8,467,134
	AmWINS Group, Inc.
4,119	Term Loan, 2.76%, Maturing June 8, 2013	3,825,882
	Applied Systems, Inc.
8,839	Term Loan, Maturing September 26, 2013(4)	8,441,721
	CCC Information Services Group, Inc.
7,265	Term Loan, 2.49%, Maturing February 10, 2013	7,037,557
	Conseco, Inc.
16,863	Term Loan, 7.50%, Maturing October 10, 2013	16,083,114
	Crump Group, Inc.
3,577	Term Loan, 3.24%, Maturing August 4, 2014	3,228,209
	Hub International Holdings, Inc.
1,631	Term Loan, 2.75%, Maturing June 13, 2014	1,529,428
11,620	Term Loan, 2.75%, Maturing June 13, 2014	10,893,895
3,516	Term Loan, 6.75%, Maturing June 30, 2014	3,497,140
	U.S.I. Holdings Corp.
1,995	Term Loan, 7.00%, Maturing May 4, 2014	1,953,853
15,891	Term Loan, Maturing May 4, 2014(4)	14,659,375

		$79,617,308

Leisure Goods/Activities/Movies — 4.8%
	24 Hour Fitness Worldwide, Inc.
1,914	Term Loan, 2.76%, Maturing June 8, 2012	$1,813,662
	AMC Entertainment, Inc.
17,308	Term Loan, 1.73%, Maturing January 26, 2013	16,934,612
	AMF Bowling Worldwide, Inc.
2,806	Term Loan, 2.73%, Maturing June 8, 2013	2,453,768
	Bombardier Recreational Products
17,400	Term Loan, 3.28%, Maturing June 28, 2013	13,191,375
	Carmike Cinemas, Inc.
444	Term Loan, Maturing May 19, 2012(4)	444,824
556	Term Loan, Maturing May 19, 2012(4)	557,364
16,000	Term Loan, Maturing January 27, 2016(4)	16,016,672
	Cedar Fair, L.P.
2,206	Term Loan, 2.24%, Maturing August 31, 2011	2,199,743
2,468	Term Loan, 2.23%, Maturing August 30, 2012	2,461,568
7,427	Term Loan, 4.23%, Maturing February 17, 2014	7,419,671
3,763	Term Loan, 4.25%, Maturing February 17, 2014	3,734,691
	Cinemark, Inc.
24,035	Term Loan, 2.01%, Maturing October 5, 2013	23,664,742
	Dave & Buster’s, Inc.
815	Term Loan, 2.50%, Maturing March 8, 2013	806,282
2,050	Term Loan, 2.50%, Maturing March 8, 2013	2,026,495
	Deluxe Entertainment Services
271	Term Loan, 6.22%, Maturing January 28, 2011	256,279
464	Term Loan, 6.25%, Maturing January 28, 2011	438,032
4,420	Term Loan, 6.25%, Maturing January 28, 2011	4,173,652
	DW Funding, LLC
2,709	Term Loan, 2.14%, Maturing April 30, 2011	2,370,420
	Fender Musical Instruments Corp.
1,294	Term Loan, 2.51%, Maturing June 9, 2014	1,122,213
4,511	Term Loan, 2.51%, Maturing June 9, 2014	3,913,264
	Mega Blocks, Inc.
1,862	Term Loan, 9.75%, Maturing July 26, 2012	1,245,838

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Metro-Goldwyn-Mayer Holdings, Inc.
	22,879	Term Loan, 0.00%, Maturing April 8, 2012(5)	$13,806,336
		National CineMedia, LLC
	14,250	Term Loan, 2.01%, Maturing February 13, 2015	13,780,933
		Odeon
GBP	624	Term Loan, 2.62%, Maturing April 2, 2015	946,903
GBP	624	Term Loan, 3.49%, Maturing April 2, 2016	946,903
		Red Football, Ltd.
GBP	1,576	Term Loan, 3.02%, Maturing August 16, 2014	2,511,786
GBP	1,576	Term Loan, 3.27%, Maturing August 16, 2015	2,511,786
		Regal Cinemas Corp.
	18,332	Term Loan, 4.00%, Maturing November 10, 2010	18,384,388
		Revolution Studios Distribution Co., LLC
	5,554	Term Loan, 3.99%, Maturing December 21, 2014	5,053,992
		Six Flags Theme Parks, Inc.
	12,327	Term Loan, 2.49%, Maturing April 30, 2015	12,179,401
		Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	7,877,086
		SW Acquisition Co., Inc.
	11,325	Term Loan, 5.75%, Maturing May 31, 2016	11,455,951
		Universal City Development Partners, Ltd.
	15,900	Term Loan, 6.50%, Maturing November 6, 2014	16,098,750
		Zuffa, LLC
	9,118	Term Loan, 2.31%, Maturing June 20, 2016	8,632,142

			$221,431,524

Lodging and Casinos — 2.8%
		Choctaw Resort Development Enterprise
	2,296	Term Loan, 7.25%, Maturing November 4, 2011	$2,279,227
		Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.35%, Maturing November 20, 2014	2,157,977
GBP	1,500	Term Loan, 4.85%, Maturing November 20, 2014	2,157,977
		Gala Electric Casinos, Ltd.
GBP	5,000	Term Loan, Maturing December 12, 2013(4)	7,490,089
GBP	5,000	Term Loan, Maturing December 12, 2014(4)	7,490,409
		Green Valley Ranch Gaming, LLC
	8,868	Term Loan, Maturing February 16, 2014(4)	5,962,092
		Harrah’s Operating Co.
	4,051	Term Loan, 3.25%, Maturing January 28, 2015	3,360,705
	2,384	Term Loan, 3.25%, Maturing January 28, 2015	1,973,759
	8,000	Term Loan, 9.50%, Maturing October 31, 2016	8,171,112
		Herbst Gaming, Inc.
	2,319	Term Loan, 0.00%, Maturing December 2, 2011(5)	1,275,343
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(5)	3,434,638
		Isle of Capri Casinos, Inc.
	1,347	Term Loan, Maturing November 30, 2013(4)	1,338,359
	4,775	Term Loan, Maturing November 30, 2013(4)	4,745,449
	7,982	Term Loan, Maturing November 30, 2013(4)	7,931,915
		LodgeNet Entertainment Corp.
	10,899	Term Loan, 2.26%, Maturing April 4, 2014	10,047,934
		New World Gaming Partners, Ltd.
	949	Term Loan, 2.75%, Maturing June 30, 2014	866,324
	9,600	Term Loan, 2.75%, Maturing June 30, 2014	8,759,857
		Penn National Gaming, Inc.
	17,077	Term Loan, 1.99%, Maturing October 3, 2012	16,792,766
		Scandic Hotels
EUR	1,725	Term Loan, 3.12%, Maturing April 25, 2015	1,853,112
EUR	1,725	Term Loan, 3.49%, Maturing April 25, 2016	1,853,112

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,872	Term Loan, 2.01%, Maturing May 14, 2014	$7,837,479
	22,750	Term Loan, 2.01%, Maturing May 23, 2014	20,098,214
		VML US Finance, LLC
	2,781	Term Loan, 4.76%, Maturing May 25, 2012	2,655,508
	1,669	Term Loan, 4.76%, Maturing May 25, 2013	1,593,305

			$132,126,662

Nonferrous Metals/Minerals — 0.7%
		Compass Minerals Group, Inc.
	1,270	Term Loan, 1.76%, Maturing December 22, 2012	$1,263,841
		Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	589,358
	744	Term Loan, 10.00%, Maturing June 29, 2013	580,359
GBP	480	Term Loan, 14.00%, Maturing June 29, 2013(2)	598,596
	742	Term Loan, 14.00%, Maturing June 29, 2013(2)	578,894
		Noranda Aluminum Acquisition
	6,772	Term Loan, 2.23%, Maturing May 18, 2014	5,891,242
		Novelis, Inc.
	2,242	Term Loan, 2.24%, Maturing June 28, 2014	2,133,456
	5,120	Term Loan, 2.25%, Maturing June 28, 2014	4,872,960
		Oxbow Carbon and Mineral Holdings
	16,935	Term Loan, 2.25%, Maturing May 8, 2014	16,468,942
		Tube City IMS Corp.
	143	Term Loan, 2.25%, Maturing January 25, 2014	133,422
	1,156	Term Loan, 2.50%, Maturing January 25, 2014	1,075,709

			$34,186,779

Oil and Gas — 1.9%
		Atlas Pipeline Partners, L.P.
	7,059	Term Loan, 6.75%, Maturing July 20, 2014	$7,041,315
		Citgo Petroleum Corp.
	5,738	Term Loan, 1.71%, Maturing November 15, 2012	5,678,146
		Dresser, Inc.
	15,095	Term Loan, Maturing May 4, 2014(4)	14,505,873
		Dynegy Holdings, Inc.
	1,638	Term Loan, 3.99%, Maturing April 2, 2013	1,602,130
	33,304	Term Loan, Maturing April 2, 2013(4)	32,584,389
		Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.49%, Maturing October 31, 2014	2,325,540
		Hercules Offshore, Inc.
	4,955	Term Loan, Maturing July 6, 2013(4)	4,741,479
		Precision Drilling Corp.
	3,574	Term Loan, 4.24%, Maturing December 23, 2013	3,520,091
	4,300	Term Loan, 8.25%, Maturing September 30, 2014	4,345,287
		SemGroup Corp.
	7,250	Term Loan, 1.25%, Maturing November 27, 2013	7,201,664
		Targa Resources, Inc.
	6,525	Term Loan, 6.00%, Maturing June 4, 2017	6,557,625

			$90,103,539

Publishing — 6.1%
		American Media Operations, Inc.
	16,536	Term Loan, 10.00%, Maturing January 31, 2013(2)	$15,639,114
		Aster Zweite Beteiligungs GmbH
	6,825	Term Loan, 2.89%, Maturing September 27, 2013	6,624,516
EUR	708	Term Loan, 3.27%, Maturing September 27, 2013	956,792
		Black Press US Partnership
	1,228	Term Loan, 2.26%, Maturing August 2, 2013	841,216
	2,023	Term Loan, 2.26%, Maturing August 2, 2013	1,385,532

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		GateHouse Media Operating, Inc.
	4,916	Term Loan, 2.24%, Maturing August 28, 2014	$2,451,877
	15,664	Term Loan, 2.24%, Maturing August 28, 2014	7,812,398
	9,350	Term Loan, 2.49%, Maturing August 28, 2014	4,663,312
		Getty Images, Inc.
	10,076	Term Loan, 6.25%, Maturing July 2, 2015	10,159,654
		Hanley-Wood, LLC
	7,331	Term Loan, 2.48%, Maturing March 8, 2014	3,317,391
		Lamar Media Corp.
	5,848	Term Loan, 5.50%, Maturing March 31, 2013	5,889,523
		Laureate Education, Inc.
	2,112	Term Loan, 3.50%, Maturing August 17, 2014	1,963,114
	14,105	Term Loan, 3.50%, Maturing August 17, 2014	13,113,412
	2,993	Term Loan, 7.00%, Maturing August 31, 2014	2,970,993
		Local Insight Regatta Holdings, Inc.
	1,683	Term Loan, 6.25%, Maturing April 23, 2015	1,426,401
		MediaNews Group, Inc.
	7,330	Term Loan, 6.73%, Maturing August 25, 2010	3,365,796
	3,343	Term Loan, 6.73%, Maturing August 2, 2013	1,471,101
		Mediannuaire Holding
EUR	4,100	Term Loan, 1.94%, Maturing October 24, 2013	5,116,182
EUR	1,871	Term Loan, 2.96%, Maturing October 10, 2014	1,963,270
EUR	1,871	Term Loan, 3.46%, Maturing October 10, 2015	1,962,727
		Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	8,450,011
		Nelson Education, Ltd.
	293	Term Loan, 2.75%, Maturing July 5, 2014	269,790
		Newspaper Holdings, Inc.
	18,303	Term Loan, 1.75%, Maturing July 24, 2014	10,066,630
		Nielsen Finance, LLC
	38,157	Term Loan, 2.23%, Maturing August 9, 2013	36,589,768
	6,882	Term Loan, 3.98%, Maturing May 1, 2016	6,729,825
		Philadelphia Newspapers, LLC
	2,037	Term Loan, 12.50%, Maturing March 30, 2010	2,071,340
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(5)	1,175,621
		Reader’s Digest Association, Inc. (The)
	7,596	DIP Loan, 13.50%, Maturing August 21, 2010	7,899,551
	8,161	Revolving Loan, 4.52%, Maturing March 3, 2014	4,869,333
	32,865	Term Loan, 4.23%, Maturing March 3, 2014	19,609,499
	2,927	Term Loan, 7.00%, Maturing March 3, 2014	1,746,264
		SGS International, Inc.
	964	Term Loan, 2.86%, Maturing December 30, 2011	935,341
	969	Term Loan, 2.89%, Maturing December 30, 2011	939,696
		Source Interlink Companies, Inc.
	1,801	Term Loan, 10.75%, Maturing June 18, 2012	1,800,681
	2,284	Term Loan, 10.75%, Maturing June 18, 2013	1,975,813
	1,242	Term Loan, 15.00%, Maturing June 18, 2013(2)	496,726
		Source Media, Inc.
	10,267	Term Loan, 5.26%, Maturing November 8, 2011	9,086,396
		Springer Science+Business Media S.A.
	178	Term Loan, 2.20%, Maturing May 5, 2010	176,563
EUR	5,000	Term Loan, Maturing June 30, 2015(4)	7,034,320
		Star Tribune Co. (The)
	841	Term Loan, 8.00%, Maturing September 28, 2014(7)	585,673
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(7)	1,003,469
		TL Acquisitions, Inc.
	2,992	Term Loan, 2.75%, Maturing July 5, 2014	2,664,853
		Trader Media Corp.
GBP	12,137	Term Loan, 2.65%, Maturing March 23, 2015	17,605,933

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Tribune Co.
	1,667	DIP Revolving Loan, 1.50%, Maturing April 10, 2010(3)	$1,650,000
	4,791	Term Loan, 0.00%, Maturing April 10, 2010(5)	2,922,423
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(5)	5,377,741
	18,925	Term Loan, 0.00%, Maturing May 17, 2014(5)	10,925,033
		Xsys, Inc.
	7,702	Term Loan, 2.89%, Maturing September 27, 2013	7,475,341
EUR	792	Term Loan, 3.27%, Maturing September 27, 2013	1,068,883
EUR	2,750	Term Loan, 3.27%, Maturing September 27, 2013	3,713,738
	7,867	Term Loan, 2.89%, Maturing September 27, 2014	7,635,484
EUR	2,690	Term Loan, 3.27%, Maturing September 27, 2014	3,632,351
EUR	1,000	Term Loan - Second Lien, 4.78%, Maturing September 27, 2015	1,336,238
		Yell Group, PLC
	3,402	Term Loan, 3.98%, Maturing July 31, 2014	2,668,647

			$285,283,296

Radio and Television — 4.6%
		Block Communications, Inc.
	6,821	Term Loan, 2.28%, Maturing December 22, 2011	$6,411,575
		Citadel Broadcasting Corp.
	9,841	Term Loan, 1.99%, Maturing June 12, 2014	7,988,416
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.43%, Maturing May 5, 2011(3)	2,965,971
	9,994	Term Loan, 2.25%, Maturing May 5, 2013	8,211,930
		Cumulus Media, Inc.
	12,541	Term Loan, 4.23%, Maturing June 11, 2014	11,223,932
		Emmis Operating Co.
	6,870	Term Loan, 4.25%, Maturing November 2, 2013	5,770,677
		Gray Television, Inc.
	4,407	Term Loan, 3.75%, Maturing January 19, 2015	4,059,545
		HIT Entertainment, Inc.
	1,446	Term Loan, 2.53%, Maturing March 20, 2012	1,270,569
		Intelsat Corp.
	18,441	Term Loan, 2.73%, Maturing January 3, 2014	17,636,660
	18,441	Term Loan, 2.73%, Maturing January 3, 2014	17,636,660
	18,446	Term Loan, 2.73%, Maturing January 3, 2014	17,642,025
		Ion Media Networks, Inc.
	2,381	DIP Loan, 15.00%, Maturing May 29, 2010(7)	3,745,058
	14,925	Term Loan, 0.00%, Maturing January 15, 2012(5)	4,147,911
		Local TV Finance, LLC
	1,950	Term Loan, 2.26%, Maturing May 7, 2013	1,716,000
		NEP II, Inc.
	4,416	Term Loan, 2.53%, Maturing February 16, 2014	4,084,768
		Nexstar Broadcasting, Inc.
	9,757	Term Loan, 5.00%, Maturing October 1, 2012	9,550,121
	9,171	Term Loan, 5.00%, Maturing October 1, 2012	8,976,171
		Raycom TV Broadcasting, LLC
	8,333	Term Loan, 1.81%, Maturing June 25, 2014	7,291,701
		Spanish Broadcasting System, Inc.
	8,332	Term Loan, 2.01%, Maturing June 10, 2012	6,984,910
		Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.43%, Maturing January 19, 2015	7,632,157
EUR	6,300	Term Loan, 2.68%, Maturing January 19, 2016	7,632,158
		Univision Communications, Inc.
	52,733	Term Loan, 2.50%, Maturing September 29, 2014	46,062,469
		Young Broadcasting, Inc.
	973	Term Loan, 0.00%, Maturing November 3, 2012(5)	778,608
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(5)	6,632,798

			$216,052,790

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	7,815	Term Loan, 2.01%, Maturing April 26, 2013	$7,590,408
	1,950	Term Loan, 1.75%, Maturing April 28, 2013	1,881,750

			$9,472,158

Retailers (Except Food and Drug) — 2.5%
		Alliance Boots Holdings
GBP	9,000	Term Loan, Maturing July 5, 2015(4)	$13,219,247
		American Achievement Corp.
	2,040	Term Loan, 6.29%, Maturing March 25, 2011	1,937,802
		Amscan Holdings, Inc.
	4,352	Term Loan, 2.50%, Maturing May 25, 2013	4,079,941
		Cumberland Farms, Inc.
	2,840	Term Loan, 2.75%, Maturing September 29, 2013	2,598,207
		Harbor Freight Tools USA, Inc.
	5,818	Term Loan, 9.75%, Maturing July 15, 2010	5,840,110
		Josten’s Corp.
	5,046	Term Loan, 2.23%, Maturing October 4, 2011	5,004,370
		Mapco Express, Inc.
	3,471	Term Loan, 6.50%, Maturing April 28, 2011	3,315,104
		Neiman Marcus Group, Inc.
	6,951	Term Loan, 2.26%, Maturing April 5, 2013	6,354,248
		Orbitz Worldwide, Inc.
	9,536	Term Loan, 3.24%, Maturing July 25, 2014	9,115,973
		Oriental Trading Co., Inc.
	17,365	Term Loan, 9.75%, Maturing July 31, 2013	14,933,978
	2,000	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	550,000
		Pilot Travel Centers, LLC
	7,000	Term Loan, Maturing November 24, 2015(4)	7,077,497
		Rent-A-Center, Inc.
	279	Term Loan, 2.00%, Maturing November 15, 2012	273,662
	5,017	Term Loan, 3.26%, Maturing May 31, 2015	4,966,646
		Rover Acquisition Corp.
	2,927	Term Loan, 2.49%, Maturing October 26, 2013	2,871,331
		Savers, Inc.
	2,669	Term Loan, 2.99%, Maturing August 11, 2012	2,588,768
	2,999	Term Loan, 2.99%, Maturing August 11, 2012	2,908,635
		Vivarte
EUR	61	Term Loan, 2.45%, Maturing May 29, 2015	72,444
EUR	239	Term Loan, 2.45%, Maturing May 29, 2015	281,729
EUR	6,604	Term Loan, Maturing May 29, 2015(4)	7,790,534
EUR	61	Term Loan, 2.95%, Maturing May 29, 2016	72,444
EUR	239	Term Loan, 2.95%, Maturing May 29, 2016	281,728
EUR	6,604	Term Loan, Maturing May 29, 2016(4)	7,790,534
		Yankee Candle Company, Inc. (The)
	12,529	Term Loan, Maturing February 6, 2014(4)	12,160,529

			$116,085,461

Surface Transport — 0.4%
		Oshkosh Truck Corp.
	9,292	Term Loan, 6.26%, Maturing December 6, 2013	$9,346,631
		Swift Transportation Co., Inc.
	6,000	Term Loan, 2.05%, Maturing May 10, 2012	5,535,000
	5,056	Term Loan, 8.25%, Maturing May 10, 2014	4,864,704

			$19,746,335

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 2.6%
		Alaska Communications Systems Holdings, Inc.
	2,613	Term Loan, 2.00%, Maturing February 1, 2012	$2,538,639
	13,612	Term Loan, 2.00%, Maturing February 1, 2012	13,226,037
		Asurion Corp.
	19,950	Term Loan, 3.24%, Maturing July 13, 2012	19,404,427
	2,000	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	1,962,500
		BCM Luxembourg, Ltd.
EUR	4,956	Term Loan, 2.30%, Maturing September 30, 2014	6,489,775
EUR	5,957	Term Loan, Maturing September 30, 2015(4)	7,799,610
		Cellular South, Inc.
	6,765	Term Loan, 2.00%, Maturing May 29, 2014	6,545,398
	2,966	Term Loan, 2.01%, Maturing May 29, 2014	2,869,938
		CommScope, Inc.
	10,750	Term Loan, 2.75%, Maturing November 19, 2014	10,593,756
		Crown Castle Operating Co.
	2,471	Term Loan, 1.73%, Maturing January 9, 2014	2,431,564
		Intelsat Subsidiary Holding Co.
	7,558	Term Loan, 2.73%, Maturing July 3, 2013	7,282,088
		Iowa Telecommunications Services
	2,500	Term Loan, 2.01%, Maturing November 23, 2011	2,490,312
		IPC Systems, Inc.
	4,484	Term Loan, 2.49%, Maturing May 31, 2014	3,935,134
GBP	338	Term Loan, 2.86%, Maturing May 31, 2014	454,259
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.52%, Maturing December 26, 2014	9,213,876
		Ntelos, Inc.
	5,985	Term Loan, 5.75%, Maturing August 13, 2015	6,041,109
		Palm, Inc.
	5,718	Term Loan, 3.76%, Maturing April 24, 2014	5,060,762
		Telesat Canada, Inc.
	396	Term Loan, Maturing October 22, 2014(4)	388,236
	4,605	Term Loan, Maturing October 22, 2014(4)	4,520,073
		TowerCo Finance, LLC
	2,475	Term Loan, 6.00%, Maturing November 24, 2014	2,509,031
		Trilogy International Partners
	2,000	Term Loan, 3.75%, Maturing June 29, 2012	1,690,000
		Windstream Corp.
	4,279	Term Loan, 3.01%, Maturing December 17, 2015	4,246,494

			$121,693,018

Utilities — 2.9%
		AEI Finance Holding, LLC
	2,114	Revolving Loan, 3.23%, Maturing March 30, 2012	$1,958,536
	14,175	Term Loan, 3.25%, Maturing March 30, 2014	13,129,296
		BRSP, LLC
	4,395	Term Loan, 7.50%, Maturing June 24, 2014	4,340,475
		Calpine Corp.
	36,291	DIP Loan, Maturing March 29, 2014(4)	34,385,743
		Covanta Energy Corp.
	1,903	Term Loan, 1.65%, Maturing February 9, 2014	1,850,714
	2,782	Term Loan, 3.25%, Maturing February 9, 2014	2,705,374
		Electricinvest Holding Co.
GBP	2,300	Term Loan, 5.02%, Maturing October 24, 2012	3,051,539
EUR	4,170	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	4,837,811
		NRG Energy, Inc.
	16,981	Term Loan, 2.00%, Maturing June 1, 2014	16,472,019
	19,298	Term Loan, Maturing June 1, 2014(4)	18,718,949

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	NSG Holdings, LLC
202	Term Loan, 1.75%, Maturing June 15, 2014	$186,284
990	Term Loan, 1.75%, Maturing June 15, 2014	910,743
	TXU Texas Competitive Electric Holdings Co., LLC
9,185	Term Loan, 3.73%, Maturing October 10, 2014	7,499,764
20,612	Term Loan, 3.73%, Maturing October 10, 2014	16,930,560
4,980	Term Loan, 3.78%, Maturing October 10, 2014	4,087,445
	Vulcan Energy Corp.
3,278	Term Loan, 5.50%, Maturing December 31, 2015	3,285,959

		$134,351,211

Total Senior Floating-Rate Interests (identified cost $4,529,491,727)		$4,332,012,636

Corporate Bonds & Notes — 1.2%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.3%
		Grohe Holding GmbH, Variable Rate
EUR	12,000	3.559%, 1/15/14(8)	$14,683,026

			$14,683,026

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	1,049	5.00%, 1/29/19(7)	$386,032

			$386,032

Diversified Financial Services — 0.3%
		Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18(9)	$13,842,500

			$13,842,500

Ecological Services and Equipment — 0.0%
		Environmental Systems Product Holdings, Inc., Jr. Notes
	149	18.00%, 3/31/15(2)(7)	$119,296

			$119,296

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.00%, 10/15/13	$5,284,125

			$5,284,125

Health Care — 0.1%
		Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(9)	$3,045,000

			$3,045,000

Leisure Goods/Activities/Movies — 0.2%
		MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$9,800,000

			$9,800,000

Radio and Television — 0.0%
		Ion Media Networks, Inc., Variable Rate
	3,000	0.00%, 1/15/12(5)(9)	$915,000

			$915,000

Principal
Amount*
(000’s omitted)	Security	Value
Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
5,850	3.504%, 6/15/13	$5,747,625

		$5,747,625

Total Corporate Bonds & Notes (identified cost $57,428,515)		$53,822,604

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$877	Alzette European CLO SA, Series 2004-1A, Class E2, 6.754%, 12/15/20(10)	$105,278
2,451	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(10)	2,379,671
953	Avalon Capital Ltd. 3, Series 1A, Class D, 2.212%, 2/24/19(9)(10)	611,338
1,129	Babson Ltd., Series 2005-1A, Class C1, 2.201%, 4/15/19(9)(10)	785,113
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.301%, 1/15/19(9)(10)	231,150
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(9)(10)	553,800
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.757%, 3/8/17(10)	689,357
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.201%, 1/15/18(9)(10)	988,200

Total Asset-Backed Securities (identified cost $11,339,504)		$6,343,907

Common Stocks — 0.2%

Shares	Security	Value
Automotive — 0.0%
88,506	Dayco Products	$1,371,843
105,145	Hayes Lemmerz International, Inc.(7)(11)	0

		$1,371,843

Building and Development — 0.1%
23,625	Lafarge Roofing(7)(11)	$0
234,248	Sanitec Europe Oy B Units(7)(11)	354,015
230,960	Sanitec Europe Oy E Units(7)(11)	0
3,646	United Subcontractors, Inc.(7)(11)	293,917
22,273	WCI Communities, Inc.(11)	1,893,171

		$2,541,103

Chemicals and Plastics — 0.0%
3,849	Vita Cayman II, Ltd.	$200,124
1,022	Wellman Holdings, Inc.(7)(11)	366,990

		$567,114

Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(7)(11)(12)	$34,602

		$34,602

Food Service — 0.0%
193,076	Buffets, Inc.(11)	$1,484,271

		$1,484,271

Home Furnishings — 0.0%
364	Dometic Corp.(7)(11)	$0

		$0

Shares	Security	Value
Publishing — 0.1%
5,725	Source Interlink Companies, Inc.(7)(11)	$41,220
30,631	Star Tribune Co. (The)(7)(11)	0
53,719	SuperMedia, Inc.(11)	1,950,537

		$1,991,757

Total Common Stocks (identified cost $7,500,675)		$7,990,690

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
350	Hayes Lemmerz International, Inc., Series A, Convertible(7)(11)(12)	$0

		$0

Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings, Inc., Series A(7)(11)(12)	$91,040

		$91,040

Total Preferred Stocks (identified cost $37,415)		$91,040

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$45,560

Total Closed-End Investment Companies (identified cost $72,148)		$45,560

Short-Term Investments — 8.3%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$113,116	Cash Management Portfolio, 0.00%(13)	$113,115,682
222,509	Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	222,508,820
52,657	State Street Bank and Trust Euro Time Deposit, 0.00%, 2/1/10	52,657,362

Total Short-Term Investments (identified cost $388,281,864)		$388,281,864

Total Investments — 102.8% (identified cost $4,994,151,848)		$4,788,588,301

Less Unfunded Loan Commitments — (1.1)%		$(52,754,181)

Net Investments — 101.7% (identified cost $4,941,397,667)		$4,735,834,120

Other Assets, Less Liabilities — (1.7)%		$(78,649,664)

Net Assets — 100.0%		$4,657,184,456

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.
(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.
(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(4)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.
(5)		Currently the issuer is in default with respect to interest payments.
(6)		Defaulted matured security.
(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $33,151,772 or 0.7% of the Portfolio’s net assets.
(10)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.
(11)		Non-income producing security.
(12)		Restricted security.
(13)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $5,488, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
2/26/10	British Pound Sterling 70,987,078	United States Dollar 114,548,298	$1,096,054
2/26/10	British Pound Sterling 4,600,000	United States Dollar 7,433,922	82,157
2/26/10	British Pound Sterling 5,560,000	United States Dollar 8,960,107	74,060
2/26/10	British Pound Sterling 1,820,000	United States Dollar 2,954,624	45,883
2/26/10	British Pound Sterling 1,820,000	United States Dollar 2,942,758	34,016
2/26/10	Euro 229,379,789	United States Dollar 321,108,767	3,093,556
2/26/10	Euro 1,975,000	United States Dollar 2,778,924	40,757
2/26/10	Swiss Franc 14,631,856	United States Dollar 13,920,517	124,206

			$4,590,689

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $4,590,689.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,941,858,287

Gross unrealized appreciation	$69,490,092
Gross unrealized depreciation	(275,514,259)

Net unrealized depreciation	$(206,024,167)

Restricted Securities

At January 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$34,602
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040
Hayes Lemmerz International, Inc., Series A, Convertible	6/23/03	350	17,500		0

Total Restricted Securities			$37,415		$125,642

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$4,272,429,234	$6,829,221	$4,279,258,455
Corporate Bonds & Notes	—	53,317,276	505,328	53,822,604
Asset-Backed Securities	—	6,343,907	—	6,343,907
Common Stocks	1,950,537	4,949,409	1,090,744	7,990,690
Preferred Stocks	—	—	91,040	91,040
Closed-End Investment Companies	45,560	—	—	45,560
Short-Term Investments	113,115,682	275,166,182	—	388,281,864

Total Investments	$115,111,779	$4,612,206,008	$8,516,333	$4,735,834,120

Forward Foreign Currency Exchange Contracts	$—	$4,590,689	$—	$4,590,689

Total	$115,111,779	$4,616,796,697	$8,516,333	$4,740,424,809

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Total
Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$8,478,957
Realized gains (losses)	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(34,931)	(6,758)	33,601	(91)	(8,179)
Net purchases (sales)	—	—	—	—	—
Accrued discount (premium)	34,931	6,758	—	—	41,689
Net transfers to (from) Level 3	—	—	3,775	91	3,866

Balance as of January 31, 2010	$6,829,221	$505,328	$1,090,744	$91,040	$8,516,333

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$(34,931)	$(6,758)	$33,601	$(91)	$(8,179)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010